Note 10 - Summary of Stock Options (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended	1 Months Ended			9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			99 Months Ended	12 Months Ended		99 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended							15 Months Ended		9 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Sep. 30, 2014 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Feb. 28, 2006 Incentive Stock Options [Member] Minimum [Member] The 2006 Stock Option Plan [Member]	Feb. 28, 2006 Non Qualified Stock Options [Member] Minimum [Member] The 2006 Stock Option Plan [Member]	Feb. 28, 2006 Holdings Greater than 10% of Shares Outstanding [Member] The 2006 Stock Option Plan [Member]	Sep. 30, 2014 Holdings Greater than 10% of Shares Outstanding [Member] The 2013 Plan [Member]	Sep. 30, 2014 Employees [Member]	Sep. 30, 2014 Employees [Member]	Dec. 30, 2013 Employees [Member]	Dec. 30, 2012 Employees [Member]	Dec. 31, 2012 Employees [Member]	Dec. 30, 2013 Employees [Member]	Dec. 30, 2013 Nonemployees [Member]	Dec. 30, 2012 Nonemployees [Member]	Dec. 30, 2013 Nonemployees [Member]	Sep. 30, 2014 2005 Plan [Member]	Feb. 28, 2006 The 2006 Stock Option Plan [Member]	Sep. 30, 2014 The 2006 Stock Option Plan [Member]	Dec. 31, 2013 The 2006 Stock Option Plan [Member]	Dec. 31, 2012 The 2006 Stock Option Plan [Member]	Dec. 31, 2011 The 2006 Stock Option Plan [Member]	Dec. 31, 2010 The 2006 Stock Option Plan [Member]	Dec. 31, 2009 The 2006 Stock Option Plan [Member]	Dec. 31, 2008 The 2006 Stock Option Plan [Member]	Dec. 31, 2007 The 2006 Stock Option Plan [Member]	Dec. 31, 2006 The 2006 Stock Option Plan [Member]	Sep. 21, 2005 The 2006 Stock Option Plan [Member]	Sep. 30, 2014 The 2013 Plan [Member]	Jun. 30, 2014 The 2013 Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							568,227,020																					22,095												839,148
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)																												22,095		324,820	45,146,118	44,788,104	2,960,486	2,763,486	2,178,029	986,000	913,500	51,500		1,947,619
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 1.02		$ 1.02			$ 2.94																					$ 12.83		$ 1.55	$ 0.01	$ 0.01	$ 0.07	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.001		$ 0.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				9 years 244 days			8 years 292 days																					8 years 292 days		8 years 21 days	8 years 292 days	9 years 270 days	7 years 255 days	8 years 146 days	9 years	8 years 317 days	9 years 299 days	9 years 350 days
Conversion of Stock, Exchange Ratio	0.0080497																													0.0080497
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																	5 years	5 years											10 years											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																													4 years											4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																													10.00%											10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent															100.00%	85.00%													110.00%											110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																																							1,000,000	3,111,587	113,826
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				1,901,476															1,901,476	1,901,476	11,788,890		38,996,262		85,000	4,698,259					11,873,890	43,694,521	345,000	771,412	1,892,029	72,500	867,000	51,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																			$ 0.32	$ 0.32	$ 0.00559	$ 0.03262
Allocated Share-based Compensation Expense		$ 113,346	$ 16,284	$ 143,643	$ 66,001			$ 113,345	$ 16,284	$ 143,643	$ 66,001										$ 94,021	$ 102,511		$ 282,032	$ (6,593)	$ 6,686	$ 9,183
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		567,000		567,000																	129,937			129,937
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										3 years 94 days											1 year 270 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		1,700,000		1,700,000																	322	2,322		322
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)				0	0																											1,866,903	9,000	173,455	322,395
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%				0.00%	0.00%	0.00%	0.00%	0.00%
Dividends				0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																					139,914	54,199
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value																					$ 0	$ 0